UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:     June 30, 2007

Check here if Amendment  (         ) ;   Amendment Number:
This Amendment    (Check only one.)  :    (     )     is a restatement.
                                          (     )     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Commonfund Asset Management Company, Inc.
Address:       15 Old Danbury Road
               P. O. Box 812
               Wilton, CT  06897-0812

Form 13F File Number:     28 - 06755

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Michael H. Strauss
Title:       Chief Operating Officer, Commonfund Asset Management Company, Inc.
Phone:       203-563-5127

Signature, Place, and Date of Signing:

/s/Michael H. Strauss       Wilton, CT                8/3/07
(Signature)                 (City, State)             (Date)

Report Type      (Check only one.):

(     )  13F HOLDINGS REPORT.     (Check here if all holdings of this
         reporting manager are reported in this report.)

(     )  13F NOTICE.     (Check here if no holdings reported are in this report,
         and all holdings are reported by other reporting manager(s).)

(  X  )  13F COMBINATION REPORT.   (Check here if a portion of the holdings for
         this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     29

Form 13F Information Table Entry Total:                38

Form 13F Information Table Value Total:           $    255,405
                                   (thousands)

 List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F          Name of Sub-adviser
          File Number
1          28-6538           AEW Capital Management, L.P.
2          28-06126          Armstrong Shaw Associates
3          28-05508          Aronson + Johnson + Ortiz
4          28-06044          Clarion CRA Securities LP
5          28-06233          Cliffwood Partners LLC
6          28-03121          David M. Knott
7          28-05268          De Prince, Race & Zollo, Inc.
8          28-06035          D.G. Capital Management, Inc.
9          28-02602          Edgewood Management Company
10         28-01185          Frontier Capital Management Co.
11         28-04981          Goldman Sachs Asset Management
12         28-03377          Grantham, Mayo, Van Otterloo & Co. LLC
13         28-2013           Harris Associates, L.P.
14         28-10706          IronBridge Capital Management
15         28-00074          Jennison Associates
16         28-12154          Levin Capital Securities, LP
17         28-12186          Lloyd George Management (BVI) Limited
18         28-398            Loomis Sayles & Co.
19         28-06748          Marsico Asset Management, LLC
20         28-04632          Martingale Asset Management
21         28-11948          Proxima Alfa Investments
22         28-03791          Pzena Investment Management
23         28-1399           Southeastern Asset Management, Inc.
24         28-01693          Steinberg Priest & Sloane Capital Management, LLC
25         none              Stone Harbor Investment Partners LP
26         28-00620          The Boston Company Asset Management, LLC
27         28-02927          Water Street Capital Inc.
28         28-517            Wellington Management Company, LLP
29         28-1700           Western Asset Management Company


Form 13(f) Information Table

Column 1            Column 2    Column 3    Column 4           Column 5             Column 6      Column 7          Column 8

                                            Value      Shares or  Shares/  Put/     Investment     Other       Voting Authority

Name of Issuer         Title    Cusip      (x$1000)    PRN Amt.     PRN    Call     Discretion    Managers   Sole   Shared   None
                         of
                       Class
American Tower          COM     029912201       91         2,157    SH              Defined          25       x
Virgin Media            COM     92769L101      217         8,887    SH              Defined          25       x
3M Co.                  COM     88579Y101   15,514       178,750    SH              Sole             No       x
American Express Co.    COM     025816109      171         2,800    SH              Sole             No       x
Caterpillar Inc.        COM     149123101    6,092        77,800    SH              Sole             No       x
Cognizant Technology
Solutions Corp.         COM     192446102      255         3,400    SH              Sole             No       x
Comcast Corp. (Cl A)    COM     20030N101   12,699       451,600    SH              Sole             No       x
ConocoPhillips          COM     20825C104    4,545        57,900    SH              Sole             No       x
Corning Inc.            COM     219350105      307        12,000    SH              Sole             No       x
Danaher Corp.           COM     235851102      249         3,300    SH              Sole             No       x
Diamond Offshore
Drilling Inc.           COM     25271C102      254         2,500    SH              Sole             No       x
Exxon Mobil Corp.       COM     30231G102    8,187        97,600    SH              Sole             No       x
Genentech Inc.          COM     368710406    8,399       111,005    SH              Sole             No       x
General Electric Co.    COM     369604103   19,002       496,400    SH              Sole             No       x
General Mills Inc.      COM     370334104      400         6,850    SH              Sole             No       x
Gilead Sciences Inc.    COM     375558103      344         8,870    SH              Sole             No       x
Home Depot Inc.         COM     437076102      427        10,850    SH              Sole             No       x
Intel Corp.             COM     458140100   15,585       656,500    SH              Sole             No       x
International
Business Machines Corp. COM     459200101   16,377       155,600    SH              Sole             No       x
ITT Corp.               COM     450911102      263         3,850    SH              Sole             No       x
Kohl's Corp.            COM     500255104      313         4,400    SH              Sole             No       x
Lockheed Martin Corp.   COM     539830109    9,564       101,600    SH              Sole             No       x
McDonald's Corp.        COM     580135101   11,066       218,000    SH              Sole             No       x
Microsoft Corp.         COM     594918104   18,439       625,700    SH              Sole             No       x
Morgan Stanley          COM     617446448    9,705       115,700    SH              Sole             No       x
PepsiCo Inc.            COM     713448108   14,779       227,900    SH              Sole             No       x
Procter & Gamble Co.    COM     742718109   17,057       278,750    SH              Sole             No       x
Prudential
Financial Inc.          COM     744320102      301         3,100    SH              Sole             No       x
QUALCOMM Inc.           COM     747525103      341         7,870    SH              Sole             No       x
Schlumberger Ltd.       COM     806857108   12,325       145,100    SH              Sole             No       x
Starbucks Corp.         COM     855244109      220         8,400    SH              Sole             No       x
Target Corp.            COM     87612E106    9,495       149,300    SH              Sole             No       x
Texas Instruments Inc.  COM     882508104    4,519       120,100    SH              Sole             No       x
United Parcel
Service Inc. (Cl B)     COM     911312106      321         4,400    SH              Sole             No       x
UnitedHealth Group Inc. COM     91324P102   12,835       250,980    SH              Sole             No       x
Wal-Mart Stores Inc.    COM     931142103   14,496       301,300    SH              Sole             No       x
Walt Disney Co.         COM     254687106    9,984       292,450    SH              Sole             No       x
XTO Energy Inc.         COM     98385X106      267         4,450    SH              Sole             No       x
